OMB APPROVAL

OMB Number: 3235-0578 Expires: Feb. 28, 2006 Estimated average burden hours per response: 20.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21331

Evergreen Managed Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Managed Income Fund, for the quarter ended January 31, 2005. These 1 series have an October 31 fiscal year end.
Date of reporting period:	January 31, 2005

Item 1 – Schedule of Investments

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.9%
FIXED RATE 0.3%
FNMA, Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$2,615,327	$2,669,289

FLOATING-RATE 4.6%
FHLMC:
Ser. 0196, Class A, 3.30%, 12/15/2021	427,166	427,501
Ser. 1500, Class FD, 3.71%, 05/15/2023	9,985,883	9,726,143
Ser. 2247, Class FC, 3.08%, 08/15/2030	2,288,267	2,304,510
Ser. 2390, Class FD, 2.93%, 12/15/2031	330,645	332,860
Ser. 2411, Class F, 3.03%, 02/15/2032	234,512	236,799
FNMA:
Ser. 2000-45, Class F, 2.98%, 12/25/2030	2,138,303	2,150,496
Ser. 2001-24, Class FC, 3.13%, 04/25/2031	730,263	735,044
Ser. 2001-37, Class F, 3.03%, 08/25/2031	817,918	824,851
Ser. 2001-62, Class FC, 3.18%, 11/25/2031	1,049,236	1,059,766
Ser. 2002-77, Class FV, 2.98%, 12/18/2032	3,088,078	3,113,884
Ser. 2002-95, Class FK, 3.03%, 01/25/2033	8,392,952	8,523,429
Ser. 2003-W8, Class 3F2, 2.88%, 05/25/2042	1,733,158	1,736,810
Ser. G92-53, Class FA, 3.28%, 09/25/2022	3,826,050	3,880,564
GNMA, Ser. 1997-13, Class F, 3.00%, 09/16/2027	4,140,204	4,166,063

		39,218,720

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $42,156,403)		41,888,009

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 27.8%
FIXED-RATE 4.1%
FHLMC:
5.50%, TBA #	3,000,000	3,092,814
6.00%, TBA #	1,900,000	1,963,532
8.50%, 03/01/2030	293,785	324,519
FNMA:
6.00%, 04/01/2033	2,204,891	2,277,920
6.00%, TBA #	10,500,000	10,844,526
6.50%, 11/01/2032	2,810,121	2,929,959
7.00%, 09/01/2031-08/01/2032	5,667,862	6,002,664
7.50%, 07/01/2032	550,987	593,635
8.00%, 06/01/2030	298,480	325,255
GNMA:
6.50%, 06/15/2028	215,440	227,312
9.50%, 12/15/2009-04/15/2011	5,822,770	6,569,853

		35,151,989

FLOATING-RATE 23.7%
FHLMC:
1.64%, 08/01/2030	1,515,383	1,584,206
3.08%, 12/01/2033 ##	23,952,790	24,308,940
3.36%, 06/01/2023	837,085	845,144
3.38%, 12/01/2026	233,272	234,656
3.42%, 10/01/2017	16,588	16,834
3.47%, 12/01/2022	64,402	64,716
3.57%, 06/01/2031	2,166,935	2,243,712
3.82%, 05/01/2019	21,489	21,598
3.83%, 03/01/2018	370,112	374,465
3.875%, 10/01/2024	57,188	58,507
3.93%, 08/01/2017	48,778	49,196
4.00%, 12/01/2018-10/01/2022	511,002	518,252
4.13%, 10/01/2030	1,604,879	1,689,943
4.17%, 07/01/2030	375,768	387,842
4.19%, 01/01/2030	332,633	343,551
4.22%, 05/01/2025	109,937	110,732
[1]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
4.56%, 10/01/2033	$1,086,398	$1,137,794
4.58%, 06/01/2018	413,451	421,326
4.78%, 09/01/2032	3,033,478	3,156,763
5.43%, 06/01/2035	340,573	347,990
5.61%, 06/01/2028	297,392	301,458
5.99%, 01/01/2027	581,659	603,642
FNMA:
2.87%, 07/01/2044	4,863,186	4,931,854
2.97%, 10/01/2034 	3,876,569	4,015,552
3.06%, 10/01/2034	4,025,289	4,165,506
3.08%, 06/01/2040 	3,314,652	3,374,493
3.08%, 12/01/2040	8,182,179	8,386,194
3.21%, 12/01/2017	1,680,834	1,709,718
3.40%, 04/01/2028-04/01/2034	9,293,898	9,676,258
3.43%, 04/01/2034 	3,107,974	3,145,701
3.47%, 06/01/2033	3,809,301	3,987,788
3.75%, 12/01/2016	33,649	33,831
4.04%, 04/01/2034 	8,717,053	9,040,621
4.05%, 10/01/2032	1,547,292	1,592,770
4.06%, 03/01/2035	9,805,282	10,164,253
4.16%, 07/01/2032	4,880,510	5,054,357
4.36%, 04/01/2034	5,389,752	5,613,689
4.46%, 01/01/2034 	3,550,045	3,673,350
4.51%, 05/01/2033	4,960,439	5,010,963
4.52%, 11/01/2023	461,841	476,610
4.625%, 01/01/2017	135,637	136,759
4.66%, 07/01/2033	7,639,429	7,907,608
4.80%, 10/01/2033	635,157	643,451
4.88%, 08/01/2034	12,753,634	13,009,704
4.93%, 06/01/2033-12/01/2034	8,925,407	9,212,641
4.94%, 01/01/2034	1,357,885	1,385,281
4.96%, 04/01/2034 	2,892,361	3,000,106
4.98%, 03/01/2033	515,800	527,692
4.99%, 12/01/2031	1,538,218	1,573,819
5.02%, 04/01/2033	6,229,589	6,629,267
5.02%, 03/01/2034 	4,978,178	5,109,349
5.10%, 04/01/2025	588,238	601,617
5.11%, 12/01/2022	49,203	50,200
5.20%, 03/01/2034	3,413,238	3,502,260
5.41%, 09/01/2032	1,959,219	2,041,146
5.55%, 09/01/2024	13,722	13,868
5.58%, 03/01/2032	393,191	410,808
5.60%, 04/01/2031 	1,827,743	1,874,366
5.61%, 02/01/2031	75,765	76,223
5.67%, 06/01/2031	401,879	417,710
6.00%, 05/01/2021-08/01/2021	111,538	113,787
6.18%, 02/01/2032	204,643	207,420
6.21%, 11/01/2024	940,200	984,176
6.25%, 04/01/2021	10,263	10,513
6.36%, 01/01/2033 	2,520,866	2,621,266
GNMA:
3.00%, 11/20/2030-10/20/2031	5,710,099	5,803,939
3.25%, 02/20/2029	2,364,152	2,401,411
[2]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
GNMA:
3.375%, 01/20/2027-03/20/2028	$1,043,000	$1,062,307
3.50%, 09/20/2030-02/20/2031	3,405,526	3,461,818
4.00%, 11/20/2030	852,425	878,518
4.50%, 10/20/2029	4,491,714	4,613,934

		203,157,739

Total Agency Mortgage-Backed Pass Through Securities (cost $237,773,206)		238,309,728

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.9%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041 	939,996	1,004,433
Ser. 2002-T6, Class A4, 4.31%, 03/25/2041 	3,502,906	3,591,587
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042 	700,000	720,521
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	1,059,709	1,106,733
Ser. 2003-W6, Class F, 2.88%, 09/25/2042	9,783,605	9,830,723

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $16,245,249)		16,253,997

CORPORATE BONDS 68.4%
CONSUMER DISCRETIONARY 22.2%
Auto Components 2.2%
ArvinMeritor, Inc., 6.80%, 02/15/2009 þ	2,989,000	3,093,615
Collins & Aikman Products Co.:
10.75%, 12/31/2011 þ	1,535,000	1,527,325
12.875%, 08/24/2012 144A þ	1,825,000	1,519,312
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012 þ	3,250,000	3,355,625
RJ Tower Corp., 12.00%, 06/01/2013 þ •	4,400,000	2,409,000
Tenneco Automotive, Inc., 8.625%, 11/15/2014 144A	5,600,000	5,852,000
TRW Automotive, Inc., 10.125%, 02/15/2013	970,000	1,480,364

		19,237,241

Hotels, Restaurants & Leisure 5.6%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	6,000,000	6,750,000
Equinox Holdings, Inc., 9.00%, 12/15/2009 þ	4,635,000	4,936,275
Gaylord Entertainment Co., 6.75%, 11/15/2014 144A	1,000,000	987,500
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	3,000,000	3,510,000
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	6,000,000	6,780,000
La Quinta Corp., 8.875%, 03/15/2011	4,000,000	4,435,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	5,000,000	5,675,000
Premier Entertainment Biloxi LLC, 10.75%, 02/01/2012	3,000,000	3,270,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	6,000,000	6,810,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	4,555,000	4,498,062

		47,651,837

Household Durables 2.3%
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014 þ	1,600,000	1,644,000
Meritage Homes Corp., 9.75%, 06/01/2011 	6,000,000	6,660,000
Technical Olympic USA, Inc., 10.375%, 07/01/2012	6,000,000	6,720,000
WCI Communities, Inc., 10.625%, 02/15/2011	4,000,000	4,440,000

		19,464,000

Leisure Equipment & Products 0.3%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012 144A	2,485,000	2,571,975

Media 8.2%
AMC Entertainment, Inc., 8.625%, 08/15/2012 144A	4,570,000	4,981,300
Cablevision Systems Corp., 8.00%, 04/15/2012 144A	7,000,000	7,595,000
CCO Holdings LLC, 8.75%, 11/15/2013	3,000,000	3,060,000
Charter Communications Holdings LLC, 8.625%, 04/01/2009 þ	5,700,000	4,588,500
[3]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Cinemark USA, Inc.:
9.00%, 02/01/2013	$5,000,000	$5,625,000
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	2,975,000	2,261,000
Dex Media East LLC, 9.875%, 11/15/2009	5,500,000	6,187,500
Emmis Communications Corp., 6.875%, 05/15/2012	3,000,000	3,090,000
Houghton Mifflin Co., 9.875%, 02/01/2013 þ	5,500,000	5,761,250
Jostens IH Corp., 7.625%, 10/01/2012 144A	3,035,000	3,103,287
Loews Cineplex Entertainment Corp., 9.00%, 08/01/2014 144A	825,000	868,313
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 144A †	5,100,000	3,493,500
Mediacom LLC, 9.50%, 01/15/2013 þ	6,200,000	6,215,500
PRIMEDIA, Inc., 8.875%, 05/15/2011	2,060,000	2,183,600
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	3,000,000	3,135,000
WMG Holdings Corp., 6.91%, 12/15/2011 144A	3,625,000	3,679,375
Young Broadcasting, Inc., 8.50%, 12/15/2008 þ	4,000,000	4,280,000

		70,108,125

Specialty Retail 2.8%
Aearo Co., 8.25%, 04/15/2012 	720,000	745,200
Affinity Group, Inc., 9.00%, 02/15/2012	2,245,000	2,413,375
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,928,025
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	4,051,500
FTD, Inc., 7.75%, 02/15/2014	3,000,000	3,127,500
Group 1 Automotive, Inc., 8.25%, 08/15/2013	3,000,000	3,165,000
Michaels Stores, Inc., 9.25%, 07/01/2009	362,000	386,888
Tempur-Pedic, Inc., 10.25%, 08/15/2010	4,250,000	4,845,000
United Auto Group, Inc., 9.625%, 03/15/2012	3,000,000	3,285,000

		23,947,488

Textiles, Apparel & Luxury Goods 0.8%
Warnaco Group, Inc., 8.875%, 06/15/2013	6,000,000	6,630,000

CONSUMER STAPLES 2.9%
Food & Staples Retailing 0.5%
Rite Aid Corp., 8.125%, 05/01/2010	4,000,000	4,170,000

Food Products 1.2%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	240,000	256,500
Chiquita Brands International, Inc., 7.50%, 11/01/2014 144A	1,000,000	1,020,000
Del Monte Foods Co.:
6.75%, 02/15/2015 144A #	685,000	695,275
8.625%, 12/15/2012	1,233,000	1,376,336
Seminis Vegetable Seeds, Inc., 10.25%, 10/01/2013	5,920,000	7,104,000

		10,452,111

Personal Products 0.5%
Playtex Products, Inc., 8.00%, 03/01/2011	3,800,000	4,161,000

Tobacco 0.7%
Commonwealth Brands, Inc., 10.625%, 09/01/2008 144A	4,000,000	4,180,000
North Atlantic Trading, Inc., 9.25%, 03/01/2012 þ	2,375,000	1,876,250

		6,056,250

ENERGY 8.1%
Energy Equipment & Services 3.0%
Dresser, Inc., 9.375%, 04/15/2011	6,000,000	6,540,000
Grant Prideco, Inc., 9.625%, 12/01/2007	6,000,000	6,720,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014 144A	1,675,000	1,767,125
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	850,000	852,125
[4]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Energy Equipment & Services continued
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	$3,000,000	$3,158,250
SESI LLC, 8.875%, 05/15/2011 þ	6,000,000	6,555,000

		25,592,500

Oil & Gas 5.1%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	3,500,000	3,657,500
9.00%, 08/15/2012	4,000,000	4,550,000
El Paso Production Holdings Co., 7.75%, 06/01/2013	6,000,000	6,270,000
Evergreen Resources, Inc., 5.875%, 03/15/2012	580,000	601,463
Exco Resources, Inc., 7.25%, 01/15/2011	900,000	954,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,630,000
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	2,500,000	3,644,024
Petroleum Helicopters, Inc., 9.375%, 05/01/2009	4,000,000	4,360,000
Premcor Refining Group, Inc.:
6.75%, 05/01/2014	3,350,000	3,525,875
9.50%, 02/01/2013	2,650,000	3,060,750
Tesoro Petroleum Corp.:
8.00%, 04/15/2008	1,910,000	2,062,800
9.625%, 04/01/2012 þ	4,090,000	4,672,825

		43,989,237

FINANCIALS 4.4%
Diversified Financial Services 0.9%
Borden US Finance Corp., 9.00%, 07/15/2014 144A	870,000	961,350
Metris Companies, Inc., 10.125%, 07/15/2006 þ	3,500,000	3,600,625
Qwest Capital Funding, Inc., 7.00%, 08/03/2009 þ	3,500,000	3,386,250

		7,948,225

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	5,000,000	5,612,500

Real Estate 2.8%
Crescent Real Estate Equities, REIT, 9.25%, 04/15/2009	3,500,000	3,815,000
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008	1,500,000	1,546,875
Host Marriott LP, Ser. J, REIT, 7.125%, 11/01/2013 þ	5,525,000	5,842,688
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	6,000,000	6,255,000
7.00%, 04/01/2014	550,000	558,250
Thornburg Mortgage Asset Corp., REIT, 8.00%, 05/15/2013	6,000,000	6,390,000

		24,407,813

HEALTH CARE 4.4%
Health Care Equipment & Supplies 1.2%
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,690,000
Universal Hospital Services, Inc., 10.125%, 11/01/2011	2,920,000	3,036,800

		9,726,800

Health Care Providers & Services 2.5%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	665,000	689,106
Coventry Health Care, Inc., 6.125%, 01/15/2015 144A	850,000	867,000
Genesis Healthcare Corp., 8.00%, 10/15/2013	2,500,000	2,712,500
HCA, Inc., 6.375%, 01/15/2015	1,225,000	1,238,327
IASIS Healthcare Corp., 8.75%, 06/15/2014	2,075,000	2,246,187
Select Medical Corp., 9.50%, 06/15/2009	3,877,000	4,143,544
Service Corporation International, 6.75%, 04/01/2016	1,835,000	1,844,175
[5]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Team Health, Inc., 9.00%, 04/01/2012 þ	$3,400,000	$3,366,000
Tenet Healthcare Corp., 9.875%, 07/01/2014 144A	4,125,000	4,300,313

		21,407,152

Pharmaceuticals 0.7%
Alpharma, Inc., 8.625%, 05/01/2011 144A	6,000,000	6,255,000

INDUSTRIALS 6.5%
Aerospace & Defense 0.3%
Argo Tech Corp., 9.25%, 06/01/2011	665,000	731,500
Moog, Inc., 6.25%, 01/15/2015	1,910,000	1,943,425

		2,674,925

Commercial Services & Supplies 3.7%
American Color Graphics, Inc., 10.00%, 06/15/2010	3,000,000	2,572,500
Cenveo Corp., 7.875%, 12/01/2013 þ	3,290,000	2,895,200
Clean Harbors, Inc., 11.25%, 07/15/2012 144A	2,000,000	2,270,000
Geo Group, Inc., 8.25%, 07/15/2013	6,000,000	6,412,500
Hines Nurseries, Inc., 10.25%, 10/01/2011 	1,095,000	1,201,762
JohnsonDiversey Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 05/15/2013 †	6,000,000	5,235,000
NationsRent West, Inc., 9.50%, 10/15/2010	6,000,000	6,720,000
TriMas Corp., 9.875%, 06/15/2012	4,450,000	4,650,250

		31,957,212

Machinery 1.7%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	6,000,000	6,585,000
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	2,215,000	2,242,687
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	2,575,000	2,645,813
Terex Corp., 7.375%, 01/15/2014	3,000,000	3,165,000

		14,638,500

Manufacturing 0.1%
NSP Holdings LLC, 11.75%, 01/01/2012 144A	800,000	836,000

Trading Companies & Distributors 0.7%
United Rentals North America, Inc., 7.75%, 11/15/2013 þ	6,175,000	6,036,063

INFORMATION TECHNOLOGY 2.0%
Communications Equipment 0.7%
Lucent Technologies, Inc., 6.45%, 03/15/2029 þ	6,750,000	6,058,125

Internet Software & Services 0.8%
UGS Corp., 10.00%, 06/01/2012 144A	5,740,000	6,428,800

IT Services 0.5%
Stratus Technologies, Inc., 10.375%, 12/01/2008	4,500,000	4,297,500

MATERIALS 12.5%
Chemicals 4.2%
Arco Chemical Co., 9.80%, 02/01/2020	1,635,000	1,855,725
Equistar Chemicals LP, 10.625%, 05/01/2011	5,700,000	6,583,500
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010 144A	2,650,000	3,127,000
Huntsman International LLC:
9.875%, 03/01/2009	3,000,000	3,285,000
11.50%, 07/15/2012 144A	5,000,000	5,950,000
Lyondell Chemical Co.:
9.50%, 12/15/2008	3,000,000	3,255,000
10.50%, 06/01/2013 þ	2,625,000	3,110,625
Millenium America, Inc., 9.25%, 06/15/2008 þ	4,000,000	4,460,000
[6]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
OM Group, Inc., 9.25%, 12/15/2011 þ	$1,500,000	$1,605,000
Terra Capital, Inc., 11.50%, 06/01/2010	2,600,000	2,951,000

		36,182,850

Containers & Packaging 3.5%
Graham Packaging Co., Inc., 9.875%, 10/15/2014 144A	1,510,000	1,589,275
Graphic Packaging International, Inc., 9.50%, 08/15/2013	6,000,000	6,720,000
Jefferson Smurfit Corp., 7.50%, 06/01/2013	6,000,000	6,225,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013 þ	4,300,000	4,697,750
8.75%, 11/15/2012	4,050,000	4,525,875
Smurfit-Stone Container Corp., 9.75%, 02/01/2011	6,000,000	6,585,000

		30,342,900

Metals & Mining 2.7%
Alaska Steel Corp., 7.75%, 06/15/2012 þ	3,000,000	3,097,500
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014 144A	3,595,000	3,783,737
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	4,705,000	4,728,525
Oregon Steel Mills, Inc., 10.00%, 07/15/2009 þ	3,000,000	3,345,000
Peabody Energy Corp., 5.875%, 04/15/2016	2,130,000	2,130,000
U.S. Steel LLC, 10.75%, 08/01/2008	4,893,000	5,810,438

		22,895,200

Paper & Forest Products 2.1%
Amscan Holdings, Inc., 8.75%, 05/01/2014	2,985,000	2,985,000
Boise Cascade LLC, 7.125%, 10/15/2014 144A	730,000	768,325
Buckeye Technologies, Inc., 8.50%, 10/01/2013 þ	5,000,000	5,400,000
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,966,425
8.125%, 05/15/2011	6,000,000	6,930,000

		18,049,750

TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 2.1%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A 	6,000,000	6,510,000
FairPoint Communications, Inc., 12.50%, 05/01/2010	3,000,000	3,255,000
Insight Midwest LP, 9.75%, 10/01/2009	3,750,000	3,956,250
Level 3 Communications, Inc., 9.125%, 05/01/2008 þ	1,500,000	1,200,000
Qwest Corp., 7.875%, 09/01/2011 144A	3,000,000	3,225,000

		18,146,250

Wireless Telecommunication Services 1.4%
Centennial Communications Corp., 10.125%, 06/15/2013	4,000,000	4,550,000
Nextel Communications, Inc., 7.375%, 08/01/2015	6,000,000	6,645,000
Rural Cellular Co., 8.25%, 03/15/2012	580,000	623,500

		11,818,500

UTILITIES 1.9%
Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,339,768

Multi-Utilities & Unregulated Power 1.4%
AES Corp., 9.50%, 06/01/2009	2,830,000	3,183,750
NRG Energy, Inc., 8.00%, 12/15/2013 144A	2,150,000	2,327,375
Reliant Resources, Inc.:
6.75%, 12/15/2014	3,250,000	3,185,000
9.25%, 07/15/2010	3,000,000	3,352,500

		12,048,625

Total Corporate Bonds (cost $567,196,062)		586,140,222

[7]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 22.5%
CONSUMER DISCRETIONARY 1.6%
Automobiles 0.2%
Renault SA, 6.125%, 06/26/2009 EUR	1,000,000	$1,457,863

Hotels, Restaurants & Leisure 0.7%
McDonald's Corp., 5.625%, 10/07/2009 EUR	1,000,000	1,441,427
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,300,000	4,712,373

		6,153,800

Internet & Catalog Retail 0.1%
Great University Stores, 5.625%, 12/12/2013 GBP	500,000	946,810

Multi-line Retail 0.3%
Debenhams Finance, 9.50%, 08/28/2012 EUR	800,000	1,197,439
Woolworths Group plc, 8.75%, 11/15/2006 GBP	750,000	1,477,402

		2,674,841

Specialty Retail 0.3%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,500,000	2,154,706

CONSUMER STAPLES 1.5%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,539,108

Food & Staples Retailing 0.4%
Big Food Group, 9.75%, 06/30/2012 GBP	350,000	765,365
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	2,000,000	2,828,069

		3,593,434

Food Products 0.3%
Cadbury Schweppes plc, 4.25%, 06/30/2009 EUR	2,000,000	2,705,456

Tobacco 0.6%
British American Tobacco International Finance plc, 4.875%, 02/25/2009 EUR	2,000,000	2,757,371
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,500,000	2,928,540

		5,685,911

ENERGY 0.1%
Oil & Gas 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	801,068

FINANCIALS 15.1%
Capital Markets 1.5%
Goldman Sachs Group, Inc., 4.25%, 08/04/2010 EUR	2,500,000	3,402,691
Merrill Lynch & Co., Inc., FRN, 2.41%, 02/09/2009 EUR	4,350,000	5,675,229
Morgan Stanley, 4.375%, 03/01/2010 EUR	2,500,000	3,423,724

		12,501,644

Commercial Banks 6.8%
Banco Santander, 4.00%, 09/10/2010 EUR	7,700,000	10,464,718
BOS International Australia, 3.50%, 01/22/2007 CAD	5,000,000	4,058,679
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,000,000	2,820,374
DnB NOR ASA, FRN, 2.30%, 06/03/2009 EUR	4,000,000	5,213,431
EUROFIMA, 6.50%, 08/22/2011 AUD	5,000,000	4,023,746
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	742,861
5.75%, 09/15/2009 AUD	5,150,000	4,015,219
8.00%, 10/21/2013 ZAR	44,380,000	7,582,071
8.50%, 12/12/2007 ZAR	13,940,000	2,406,378
FRN, 2.74%, 08/16/2013 GBP	800,000	1,672,104
Kredit Wiederaufbau, 3.50%, 04/17/2009 EUR	1,300,000	1,737,095
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	7,100,000	5,564,408
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	501,599
[8]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Rabobank Nederland, 4.25%, 01/05/2009 CAD	3,030,000	$2,493,676
Royal Bank of Canada, FRN, 4.96%, 04/08/2010 GBP	630,000	1,186,347
Unicredito Italiano SpA, FRN, 2.22%, 10/23/2008 EUR	3,000,000	3,910,813

		58,393,519

Consumer Finance 0.8%
International Lease Finance Corp., 4.125%, 10/09/2008 EUR	3,000,000	4,046,053
National Grid Group Finance, 6.125%, 08/23/2011 EUR	2,100,000	3,145,880

		7,191,933

Diversified Financial Services 3.0%
Cedulas TDA, 3.25%, 06/19/2010 EUR	6,000,000	7,883,525
General Electric Capital Corp.:
6.625%, 02/04/2010 NZD #	12,000,000	8,470,399
FRN, 2.23%, 03/31/2008 EUR	1,750,000	2,279,755
Household Finance Corp., 5.125%, 06/24/2009 EUR	3,000,000	4,223,885
JSG Funding plc, 10.125%, 10/01/2012 EUR	1,630,000	2,429,151
Network Rail Finance plc, FRN, 2.18%, 02/27/2007 EUR	300,000	391,359

		25,678,074

Insurance 0.3%
Aegon NV, 4.625%, 04/16/2008 EUR	1,000,000	1,372,620
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	773,963

		2,146,583

Thrifts & Mortgage Finance 2.7%
Nykredit:
4.00%, 10/01/2020 DKK	79,965,231	14,044,972
6.00%, 10/01/2022 DKK	15,572,873	2,822,548
Realkredit Danmark:
4.00%, 10/01/2020 DKK	24,169,811	4,247,267
6.00%, 10/01/2022 DKK	7,940,680	1,436,446
Totalkredit, 6.00%, 07/01/2022 DKK	4,818,274	872,457

		23,423,690

INDUSTRIALS 1.8%
Commercial Services & Supplies 0.6%
Agbar International, 6.00%, 11/12/2009 EUR	3,290,000	4,813,749

Construction & Engineering 0.4%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	3,408,387

Electrical Equipment 0.3%
Fimep SA, 11.00%, 02/15/2013 EUR	1,550,000	2,481,784

Industrial Conglomerates 0.3%
Tyco International Group, 5.50%, 11/19/2008 EUR	2,000,000	2,819,330

Machinery 0.2%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	2,070,311

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,795,081

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
France Telecom, FRN, 2.39%, 01/23/2007 EUR	2,018,000	2,636,641
Sogerim SA, 7.25%, 04/20/2011 EUR	2,500,000	3,869,176
Telecom Italia SpA, FRN, 2.48%, 10/29/2007 EUR	4,000,000	5,223,679

		11,729,496

[9]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) CONTINUED
UTILITIES 0.7%
Electric Utilities 0.7%
Electricidade De Portugal, 6.40%, 10/29/2009 EUR	2,000,000	$2,968,945
International Endesa BV, 4.375%, 06/18/2009 EUR	2,000,000	2,738,718

		5,707,663

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $174,900,961)		192,874,241

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.9%
Australia, 4.89%, 08/20/2020 AUD	13,290,000	14,545,371
France, 1.61%, 07/25/2015 EUR	3,950,000	5,256,201
Hungary, 7.00%, 08/12/2005 HUF	1,753,000,000	9,227,917
New Zealand, 7.00%, 07/15/2009 NZD	9,417,000	6,928,068
Norway:
5.00%, 05/15/2015 NOK	3,150,000	544,051
6.50%, 05/15/2013 NOK	82,030,000	15,535,478
Poland, 6.00%, 05/24/2009 PLN	31,400,000	10,006,032
Quebec Province, 5.625%, 06/21/2011 EUR	1,300,000	1,920,657
Sweden:
3.83%, 12/01/2015 SEK	77,875,000	14,155,774
4.00%, 12/01/2009 SEK	36,700,000	5,470,004
5.25%, 03/15/2011 SEK	70,000,000	11,104,976
United Kingdom, 6.21%, 08/23/2011 GBP	3,250,000	16,000,599

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $105,328,938)		110,695,128

YANKEE OBLIGATIONS-CORPORATE 6.0%
CONSUMER DISCRETIONARY 0.7%
Media 0.7%
IMAX Corp., 9.625%, 12/01/2010 þ	$6,000,000	6,525,000

FINANCIALS 0.4%
Commercial Banks 0.0%
UBS Luxem SA, FRN, 4.45%, 10/24/2006	260,000	264,550

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,541,375

HEALTH CARE 0.9%
Pharmaceuticals 0.9%
Elan Corp. plc, 7.75%, 11/15/2011 144A	1,450,000	1,522,500
Jean Coutu Group, Inc., 8.50%, 08/01/2014 144A þ	6,000,000	6,015,000

		7,537,500

INDUSTRIALS 0.2%
Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	1,520,000	1,599,800

INFORMATION TECHNOLOGY 0.5%
Electronic Equipment & Instruments 0.4%
Celestica, Inc., 7.875%, 07/01/2011	3,175,000	3,325,812

Semiconductors & Semiconductor Equipment 0.1%
Magnachip Semiconductor SA:
5.78%, 12/15/2011 144A	700,000	725,375
6.875%, 12/15/2011 144A	700,000	724,500

		1,449,875

[10]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS 2.6%
Chemicals 0.8%
Acetex Corp., 10.875%, 08/01/2009	$6,000,000	$6,525,000

Containers & Packaging 0.9%
Crown European Holdings, 10.875%, 03/01/2013 þ	6,000,000	7,065,000
Stone Container Finance Co., 7.375%, 07/15/2014	675,000	698,625

		7,763,625

Metals & Mining 0.8%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	497,000	576,520
Novelis, Inc., 7.25%, 02/15/2015 144A	6,300,000	6,489,000

		7,065,520

Paper & Forest Products 0.1%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	655,000	687,750

TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.3%
Northern Telecom, Ltd., 6.875%, 09/01/2023 þ	3,000,000	2,850,000

Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	1,390,000	1,407,375
7.50%, 03/15/2015 144A	1,750,000	1,885,625

		3,293,000

Total Yankee Obligations-Corporate (cost $50,910,247)		52,428,807

	Shares	Value

SHORT-TERM INVESTMENTS 10.3%
MUTUAL FUND SHARES 10.3%
Evergreen Institutional Money Market Fund ø	1,018,147	1,018,147
Navigator Prime Portfolio þþ	87,452,010	87,452,010

Total Short-Term Investments (cost $88,470,157)		88,470,157

Total Investments (cost $1,282,981,223) 154.7%		1,327,060,289
Other Assets and Liabilities and Preferred Shares (54.7%)		(469,461,591)

Net Assets Applicable to Common Shareholders 100.0%		$857,598,698

#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
þ	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to the Fund and the money market Fund.
þþ	Represents investment of cash collateral received from securities on loan.

[11]

EVERGREEN MANAGED INCOME FUND SCHEDULE OF INVESTMENTS continued
January 31, 2005 (unaudited)
Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
TBA	To Be Announced
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of January 31, 2005:

United States	74.3%
Canada	3.5%
Sweden	2.5%
United Kingdom	2.4%
France	2.3%
Luxembourg	2.2%
Denmark	1.9%
Norway	1.7%
Australia	1.6%
Spain	1.5%
Netherlands	0.9%
Germany	0.9%
Poland	0.8%
Hungary	0.8%
Italy	0.7%
New Zealand	0.6%
Bermuda	0.4%
Switzerland	0.3%
Ireland	0.3%
Portugal	0.2%
Cayman Islands	0.2%

100.0%

At January 31, 2005, the Fund had the following open interest rate swap agreements:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain (Loss)
11/27/2006	$168,000,000	JPMorgan Chase & Co.	Fixed-2.79%	Floating-2.54%[1]	$499,120
11/26/2006	112,000,000	JPMorgan Chase & Co.	Fixed-3.582%	Floating-2.54%[1]	(317,713)
[1]	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period of January 26, 2005 through February 28, 2005.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,286,331,808. The gross unrealized appreciation and depreciation on securities based on tax cost was $47,379,887 and $6,651,406, respectively, with a net unrealized appreciation of $40,728,481.

[12]

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Managed Income Fund

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: March 28, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: March 28, 2005